Share capital - Narrative (Details) SFr / shares in Units, $ / shares in Units, SFr in Thousands, $ in Millions					9 Months Ended		12 Months Ended
	Sep. 15, 2021 CHF (SFr) shares	Sep. 15, 2021 USD ($) $ / shares shares	Aug. 19, 2021 SFr / shares shares	Apr. 21, 2021 SFr / shares	Sep. 30, 2021 CHF (SFr)	Sep. 30, 2021 USD ($)	Dec. 31, 2021 CHF (SFr) SFr / shares shares	Dec. 31, 2020 CHF (SFr) shares	Dec. 31, 2019 CHF (SFr)	Aug. 18, 2021 SFr / shares
Disclosure of classes of share capital [line items]
Share capital | SFr							SFr 33,454	SFr 2,172
Share capital, paid-in percentage							100.00%
Share spilt, conversion ratio			0.80%	10.00%
Proceeds from issue of shares | SFr							SFr 71	133,266	SFr 0
Equity transaction costs | SFr							6,836	1,476
Sale of treasury shares related to share-based compensation | SFr							500	SFr 0	SFr 0
Purchase of treasury shares | SFr							22,777
Initial Public Offering
Disclosure of classes of share capital [line items]
Share price (in USD per share) | SFr / shares										SFr 24.00
Proceeds from issue of shares	SFr 652,500	$ 702.2
Equity transaction costs					SFr 14,100	$ 15.2
Expense related to the issue of shares					7,200	7.8
Share premium | Initial Public Offering
Disclosure of classes of share capital [line items]
Issue of equity					SFr 615,300	$ 662.2
Treasury shares
Disclosure of classes of share capital [line items]
Purchase of treasury shares | SFr							SFr 22,777
Class A
Disclosure of classes of share capital [line items]
Number of shares registered (in shares)			245,740,000				299,998,125	271,438,750
Par value per share (in CHF per share) | SFr / shares			SFr 0.1	SFr 10			SFr 0.10			125
Treasury shares issued (in shares)			25,000,000
Share price (in USD per share) | $ / shares		$ 24.00
Class A | Share capital
Disclosure of classes of share capital [line items]
Capital increase from authorized capital (in shares)	29,258,125	29,258,125
Class A | Treasury shares
Disclosure of classes of share capital [line items]
Share split (in shares)							0
Capital increase from authorized capital (in shares)							0
Sale of shares held by On in treasury (in shares)							2,419,985
Purchase of On shares from employees (sell-to-cover) at current market price (in shares)							554,491
Class B
Disclosure of classes of share capital [line items]
Number of shares registered (in shares)			345,437,500				345,437,500	0
Par value per share (in CHF per share) | SFr / shares			SFr 0.01	SFr 1			SFr 0.01			SFr 12.50
Number of votes per share				1
Percentage increase in voting rights				1000.00%
Par value, dividend and distribution rights as a percentage of ordinary share rights				10.00%